Employee Compensation - Share-Based Compensation - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022 $ / shares	Jul. 31, 2021 $ / shares
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	0	0	1,028,255	984,943
Weighted average fair value of options granted			$ 14.17	$ 10.75